Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	KH
Entity Registrant Name	CHINA KANGHUI HOLDINGS
Entity Central Index Key	0001495660
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	140,401,842

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 60,391	380,092	262,476
Bills receivable	933	5,873	8,163
Short-term investments	12,234	76,998	266,673
Accounts receivable, net	13,915	87,578	55,131
Inventories, net	17,621	110,907	86,266
Prepayments and other current assets	2,135	13,428	11,693
Deferred tax assets	1,444	9,090	12,134
Amount due from related parties	901	5,672	644
Total current assets	109,574	689,638	703,180
Non-current assets:
Property, plant and equipment, net	41,282	259,825	107,237
Intangible assets, net	9,855	62,026	46,995
Prepaid land lease payments	3,624	22,812	23,298
Goodwill	24,681	155,341	131,527
Long-term Investment	4,004	25,204
Deposits for non-current assets	752	4,731	37,507
Deferred tax assets	388	2,444	2,436
Other assets, non-current	41	257
Total non-current assets	84,627	532,640	349,000
Total assets	194,201	1,222,278	1,052,180
Current liabilities:
Accounts payable	3,063	19,278	15,086
Accrued expenses and other liabilities	10,389	65,388	47,433
Income tax payable	922	5,800	2,830
Deferred revenue			289
Uncertain tax positions	667	4,197	8,004
Amount due to related parties	181	1,137	4,040
Total current liabilities	15,222	95,800	77,682
Non-current liabilities:
Deferred government grants	1,018	6,409	5,511
Deferred tax liabilities	2,361	14,857	11,700
Total non-current liabilities	3,379	21,266	17,211
Total liabilities	18,601	117,066	94,893
Commitments and contingencies
Equity:
Ordinary shares (par value of US$0.001 per share; 1,000,000,000 shares authorized as of December 31, 2010 and 2011; 136,821,600 shares and 140,401,842 shares issued outstanding as of December 31, 2010 and 2011 respectively)	162	1,022	999
Additional paid-in capital	145,057	912,972	892,298
Accumulated other comprehensive loss	(3,115)	(19,604)	(16,737)
Statutory reserves	7,216	45,417	31,247
Retained earnings	24,847	156,387	49,480
Total China Kanghui Holdings shareholders' equity	174,167	1,096,194	957,287
Non-controlling interests	1,433	9,018
Total equity	175,600	1,105,212	957,287
Total liabilities and equity	$ 194,201	1,222,278	1,052,180

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares outstanding	140,401,842	136,821,600

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 Series A Contingently Redeemable Convertible Preferred Share CNY	Dec. 31, 2009 Series A Contingently Redeemable Convertible Preferred Share CNY	Dec. 31, 2010 Series B Contingently Redeemable Convertible Preferred Share CNY	Dec. 31, 2009 Series B Contingently Redeemable Convertible Preferred Share CNY	Dec. 31, 2010 Series B-1 Contingently Redeemable Convertible Preferred Share CNY	Dec. 31, 2009 Series B-1 Contingently Redeemable Convertible Preferred Share CNY
Net revenue	$ 51,948	326,954	242,754	184,331
Cost of revenue	(14,689)	(92,454)	(71,307)	(54,719)
Gross profit	37,259	234,500	171,447	129,612
Operating expenses:
Selling expenses	(6,605)	(41,572)	(28,230)	(23,246)
General and administrative expenses	(7,692)	(48,415)	(29,765)	(25,615)
Research and development expenses	(1,933)	(12,167)	(5,483)	(3,876)
Operating income	21,029	132,346	107,969	76,875
Interest income	2,530	15,927	2,915	974
Government grants	688	4,331	3,490	9,807
Other income	296	1,860	569	318
Other expenses	(299)	(1,885)	(735)	(337)
Foreign exchange loss	(1,361)	(8,564)	(7,340)	(286)
Income before income taxes	22,883	144,015	106,868	87,351
Income taxes	(3,738)	(23,529)	(7,161)	(12,384)
Net income	19,145	120,486	99,707	74,967
Net loss attributable to non-controlling interests	94	591
Net income attributable to China Kanghui Holdings' shareholders	19,239	121,077	99,707	74,967
Accretion of contingently redeemable convertible preferred shares:
Accretion of contingently redeemable convertible preferred shares					(7,572)	(10,739)	(54,988)	(73,180)	(2,844)	(2,736)
Net income (loss) attributable to ordinary shareholders	$ 19,239	121,077	34,303	(11,688)
Earnings (loss) per share:
Basic	$ 0.14	0.87	0.3	(0.2)
Diluted	$ 0.12	0.79	0.27	(0.2)
Shares used in earnings (loss) per share computation:
Basic	139,086,102	139,086,102	88,408,057	57,714,400
Diluted	153,481,936	153,481,936	100,346,612	57,714,400

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)(Related Parties Transactions) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenue	$ 138	869	661
Cost of revenue	467	2,941	4,641	6,525
Selling expenses	166	1,043
General and administrative expenses	17	108	216	216
Other income	$ 6	36	314	613

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 19,145	120,486	99,707	74,967
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	1,171	7,373	7,995	10,308
Depreciation of property, plant and equipment	2,523	15,880	10,365	9,192
Amortization of intangible assets	700	4,409	3,593	3,525
Amortization of prepaid land lease payments	77	486	378	55
Foreign exchange loss	1,361	8,564	7,340	286
Loss on disposal of equipment	13	80	16	3
Provision for bad debts	990	6,234	353	534
Write-down of inventories	836	5,260	1,271	764
Realized gain on trading securities			(426)	(44)
Deferred tax (benefit) expense	209	1,318	(4,069)	(3,800)
Changes in operating assets and liabilities, net of effect of acquisition:
Bills receivable	364	2,290	(3,497)	(2,007)
Accounts receivable	(6,145)	(38,681)	(12,282)	(2,187)
Inventories	(4,752)	(29,902)	(11,863)	(22,960)
Prepayments and other current assets	(67)	(425)	(1,781)	(2,013)
Amount due from related parties	(799)	(5,028)	19,824	2,542
Deposit for prepaid land lease payments				(21,305)
Other assets, non-current	(41)	(257)
Accounts payable	653	4,109	4,422	(2,921)
Accrued expenses and other liabilities	2,622	16,514	6,679	9,241
Income tax payable	472	2,970	(196)	(1,707)
Deferred revenue	(46)	(289)	(136)	(68)
Uncertain tax positions	(605)	(3,807)	(5,141)	(2,481)
Amount due to related parties	(461)	(2,903)	(1,259)	(374)
Deferred government grants	143	898	(2,321)	7,832
Net cash generated from operating activities	18,363	115,579	118,972	57,382
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(1,236)	(7,778)	(56,403)
Purchase of long-term investment	(4,208)	(26,486)
Acquisition of property, plant and equipment	(25,082)	(157,865)	(58,918)	(13,364)
Purchase of short-term investments	(12,259)	(77,155)	(266,247)	(29,000)
Proceeds from disposal of short-term investments	42,371	266,673	27,044	9,000
Proceeds from disposal of property, plant and equipment	50	316
Net cash used in investing activities	(364)	(2,295)	(354,524)	(33,364)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series B-1 contingently redeemable convertible preferred shares, net of paid issuance costs				13,185
Proceeds from the initial public offering			386,002
Proceeds from exercise of share options	2,118	13,324
Capital injection from a non-controlling shareholder	159	1,000
Net cash generated from financing activities	2,277	14,324	386,002	13,185
Effect of exchange rate changes on cash and cash equivalents	(1,588)	(9,992)	(10,541)	(315)
Net increase in cash and cash equivalents	18,688	117,616	139,909	36,888
Cash and cash equivalents at beginning of year	41,703	262,476	122,567	85,679
Cash and cash equivalents at end of year	60,391	380,092	262,476	122,567
Supplemental cash flow information:
Income taxes paid	3,662	23,048	16,567	20,372
Supplemental disclosure non-cash activities:
Acquisition of property, plant and equipment through utilization of deposits	1,680	10,576		1,986
Acquisition of a subsidiary through utilization of deposit	3,527	22,200
Prepaid land lease payments through utilization of deposits			21,305

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Series A Contingently Redeemable Convertible Preferred Share CNY	Series B Contingently Redeemable Convertible Preferred Share CNY	Series B-1 Contingently Redeemable Convertible Preferred Share CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Statutory reserves USD ($)	Statutory reserves CNY	Retained earnings USD ($)	Retained earnings CNY	Retained earnings Series A Contingently Redeemable Convertible Preferred Share CNY	Retained earnings Series B Contingently Redeemable Convertible Preferred Share CNY	Retained earnings Series B-1 Contingently Redeemable Convertible Preferred Share CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Beginning Balance at Dec. 31, 2008		62,813					462		17,745		(13,506)		14,933		43,179
Beginning Balance (in shares) at Dec. 31, 2008							57,714,400
Comprehensive income:
Net income		74,967													74,967
Foreign currency translation adjustments		(30)									(30)
Total comprehensive income		74,937
Accretion of contingently redeemable convertible preferred shares:
Accretion of contingently redeemable convertible preferred shares			(10,739)	(73,180)	(2,736)											(10,739)	(73,180)	(2,736)
Share-based compensation		10,308							10,308
Appropriation of statutory reserves													5,849		(5,849)
Ending Balance at Dec. 31, 2009		61,403					462		28,053		(13,536)		20,782		25,642
Beginning Balance (in shares) at Dec. 31, 2009							57,714,400
Comprehensive income:
Net income		99,707													99,707
Foreign currency translation adjustments		(3,201)									(3,201)
Total comprehensive income		96,506
Accretion of contingently redeemable convertible preferred shares:
Accretion of contingently redeemable convertible preferred shares			(7,572)	(54,988)	(2,844)											(7,572)	(54,988)	(2,844)
Issuance of ordinary shares upon the initial public offering, net of offering expenses (in shares)							38,047,500
Issuance of ordinary shares upon the initial public offering, net of offering expenses		386,002					259		385,743
Conversion of preferred shares to ordinary shares (in shares)							41,059,700
Conversion of preferred shares to ordinary shares		470,785					278		470,507
Share-based compensation		7,995							7,995
Appropriation of statutory reserves													10,465		(10,465)
Ending Balance at Dec. 31, 2010		957,287					999		892,298		(16,737)		31,247		49,480
Ending Balance (in shares) at Dec. 31, 2010		136,821,600					136,821,600
Comprehensive income:
Net income	19,145	120,486													121,077					(591)
Foreign currency translation adjustments		(2,867)									(2,867)
Total comprehensive income		117,619
Accretion of contingently redeemable convertible preferred shares:
Share-based compensation		7,373							7,373
Exercised share options (in shares)							3,580,242
Exercised share options		13,324					23		13,301
Appropriation of statutory reserves													14,170		(14,170)
Acquisition of a subsidiary		8,609																		8,609
Capital injection from a non-controlling shareholder		1,000																		1,000
Ending Balance at Dec. 31, 2011	$ 175,600	1,105,212				$ 162	1,022	$ 145,057	912,972	$ (3,115)	(19,604)	$ 7,216	45,417	$ 24,847	156,387				$ 1,433	9,018
Ending Balance (in shares) at Dec. 31, 2011	140,401,842					140,401,842

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the financial statements of China Kanghui Holdings (the “Company”) and its subsidiaries (“subsidiaries”), including Changzhou Kanghui Medical Innovation Co., Ltd. (“Changzhou Kanghui”), Beijing Libeier Biology Engineering Research Institute Co., Ltd. (“Beijing Libeier”), Shanghai Zhikang Medical Devices Co., Ltd. (“Shanghai Zhikang”), Beijing Wei Rui Li Medical Device Co., Ltd. (“Wei Rui Li”) and TGM Medical Inc. (“TGM”). The Company and its subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the development, manufacture and sale of implants and instruments for trauma, spine, cranial maxillofacial and craniocerebral. The Group develops and operates its business through its subsidiaries. Details of the Company’s subsidiaries as of December 31, 2011 are as follows:

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities
Changzhou Kanghui	August 25, 1997	the People’s Republic of China (“PRC”)	100%	Development, manufacture and sale of implants and instruments for trauma, spine, cranial maxillofacial and craniocerebral

Beijing Libeier	July 15, 1996 (Acquired on July 31, 2008)	PRC	100%	Development, manufacture and sale of implants and instruments for trauma, spine, cranial maxillofacial and craniocerebral

Shanghai Zhikang	July 31, 2009	PRC	100%	Dormant

Wei Rui Li	July 24, 2001 (Acquired on March 23, 2011, note 4)	PRC	60%	Development, manufacture and sale of implants and instruments for knee joint prosthesis, titanium alloy and cobalt alloy hip joint prosthesis

TGM	Jan 31, 2011	United States	100%	Pre-operating

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, the purchase price allocation of its acquisitions, allowance for doubtful accounts, reserve for sales returns, estimated useful lives of long-lived assets, future cash flows associated with impairment testing of goodwill and other long-lived assets, fair value estimates, realization of deferred tax assets, tax reserves, fair value of share options, and the estimated market value of inventories. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

When the Company obtains an economic interest in an entity, the Company evaluates the entity to determine if the entity is deemed to be a variable interest entity (“VIE”), and if the Company is deemed to be the primary beneficiary, in accordance with VIE Subsections of ASC topic 810, Consolidation (“ASC 810”), which requires significant use of judgments in determining its application. When an entity is not deemed to be a VIE, the Company considers the guidance in the General Subsections to determine whether its financial interest in that entity constitutes a controlling financial interest. The Company consolidates (i) entities that are VIEs of which the Company is deemed to be the primary beneficiary and (ii) entities that are non-VIEs which the Company controls. All significant intercompany transactions and balances have been eliminated upon consolidation. Results of acquired subsidiaries are consolidated from the date on which control is transferred to the Company and are no longer consolidated from the date control ceases.

In connection with the issuance of preferred shares in July 2006, January 2008 and April 2009, the holders of the preferred shares were provided with participating rights as defined in the preferred share agreements. As a result, the subsidiaries were considered VIEs in accordance with the VIE Subsections of ASC 810. In addition, the Company has the obligation to absorb the expected losses and the right to receive the expected residual returns of the subsidiaries by virtue of its 100% direct equity interests in the subsidiaries and, therefore, was determined to be the primary beneficiary.

As the VIEs are wholly owned by the Company, the VIEs are also referred to as subsidiaries throughout these notes.

Upon the completion of the initial public offering (“IPO”) on August 11, 2010, all of the preferred shares outstanding were automatically converted into the ordinary shares. As a result, the participating rights granted to the preferred share holders no longer exist after the conversion and the subsidiaries are non-VIEs which the Company can control. Therefore, upon the IPO, the Company started consolidating the subsidiaries under the direct voting interest guidance in the General Subsections of ASC 810.

Foreign Currency Translation and Transactions

In accordance with ASC topic 830, Foreign Currency Matters, the Company has determined the functional currency of the Company and TGM to be the United States dollar (“US$”) and the functional currency of its PRC subsidiaries to be the Chinese Renminbi (“RMB”). The Group uses the RMB as its reporting currency. The Group uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency-denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet dates. Exchange gains and losses are included in the consolidated statements of operations.

Convenience Translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2939 to US$1.00 on December 30, 2011, the last business day in fiscal year 2011, in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal and use and have original maturities less than 90 days.

Bills Receivable

To reduce the Group’s credit risk, the Group has required certain customers to pay for products using bills receivable. Bills receivable represent short-term notes receivable issued by financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity, which generally ranges from three to six months from the date of issuance. Historically, the Group has experienced no losses on bills receivable.

Short-term Investments

All highly liquid investments with stated maturities of greater than 90 days but less than 365 days are classified as short-term investments which are stated at their approximate fair value. The Group accounts for its short-term investments in accordance with ASC topic 320 (“ASC 320”), Investments—Debt and Equity Securities. ASC 320 classifies the investments in debt securities as ”held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standards for financial instruments. When the Group has positive intent and ability to hold to maturity its investment in debt instruments, they are classified as held-to-maturity securities and stated at amortized cost. When the Group does not document its intent to hold its investments in debt instruments to maturity at acquisition, they are classified as trading securities and unrealized and realized gains and losses associated with the trading securities are included in earnings.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. The Group considers many factors in assessing the collectability of its receivables due from its customers, such as the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which uncollectability is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods are comprised of direct materials, direct labor and an allocation of manufacturing overhead costs.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Estimated useful life
Buildings	20-40 years
Machinery and equipment	10 years
Electronic and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease term or 5 years
Software	5 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Prepaid Land Lease Payments

Prepaid land lease payments represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years.

Intangible Assets

Intangible assets are carried at cost less accumulated amortization. Intangible assets acquired through business acquisitions are recognized as assets at fair value upon acquisition separate from goodwill if they satisfy either the “contractual—legal” or “separability” criteria. Intangible assets with finite lives are amortized using the straight-line method over their respective estimated useful life.

Intangible assets with finite useful lives relate to patented technology, product certificates, customer relationships and patents. These intangible assets are amortized on a straight-line basis over the respective estimated useful lives as follows:

Category	Estimated useful life
Patented technology	7.7 years
Product certificates	20 years
Customer relationships	4 years
Patents	5 years

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net identifiable assets acquired. The Group’s goodwill outstanding at December 31, 2010 and 2011 was related to the Company’s acquisition of Beijing Libeier and Wei Rui Li. In accordance with the provisions of ASC topic 350, Goodwill and Other Intangible Assets, goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment in the annual impairment tests on December 31 in each year using a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the reporting unit’s carrying value exceeds its fair value, then the Group performs the second step of the goodwill impairment test in order to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than the carrying value, the difference is recognized as an impairment loss. The Group determined it has one reporting unit in which all goodwill was tested for impairment at each reporting period end resulting in no impairment charges.

Long-term Investments

The Group’s long-term investments represent cost method investments.

In accordance with ASC subtopic 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates its cost method investments for impairment based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of carrying value of the investment over fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Impairment of Long-Lived Assets

The Group evaluates its long-lived assets or asset groups, including intangibles with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) which indicate that the carrying amount of a group of long-lived assets may not be fully recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall. When these events or changes occur, the Group evaluates for impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its estimated fair value, generally based upon discounted cash flows. No such impairment charge was recognized for any of the periods presented.

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, bills receivable, short-term investments, accounts receivable, certain other current assets, accounts payable, certain other current liabilities, and certain amounts due from/to related parties. The carrying values of these financial instruments approximate their fair values due to their short-term maturities.

Revenue Recognition

The Group recognizes revenue from the sale of products when all of the following criteria within ASC subtopic 605, Revenue Recognition, are met: 1) persuasive evidence of an arrangement exists; 2) delivery has occurred; 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. The majority of the Group’s revenues are derived directly from sales to distributors, and in most cases, the Group’s sales arrangements are evidenced by distributor agreements or purchase orders based on master agreements. Customers generally take title and assume the risks and rewards of ownership of the products upon acceptance of the products, which generally occurs when products reach their destination point. The product sales price stated in the sales contract or purchase order is final and not subject to adjustment. The Group assesses a customer’s creditworthiness before accepting sales orders. When the criteria above are met, the Group records revenue upon delivery of the product. For certain distributors, the Group requires cash payment in advance of shipment, resulting in deferral of revenue until the time of delivery. The Group permits returns of its products by its distributors on a case-by-case basis, and returns have historically ranged from 3% to 5% of its net revenue. Criteria evaluated before accepting returns include, but are not limited to, the passage of time since sale, the condition of the product, the ability to resell the product in the market, and the volume and magnitude of other returns from the distributor. Returned products generally are not subject to obsolescence and can be resold without discount. The Group has a sufficiently long period of returns experience from its distributors over its operating history, and the evaluation of this historical data enables the Group to reasonably estimate returns. Estimated returns are recorded as a reduction of net revenue in the same period revenue is recognized and an accrual for such returns is provided in the Group’s consolidated financial statements.

The Group offers sales incentives to certain large domestic distributors at a percentage of the annual sales revenue earned from the distributors based on achieving purchase and payment targets established on an annual basis. The Group estimates its obligations under such agreements based on an evaluation of the likelihood of the distributors’ achievement of the purchase and payment targets, giving consideration to the actual purchase and payment activity during the incentive period and, as appropriate, evaluation of distributors’ purchase and payment trends and history. The sales incentives are in the form of credits that can be applied to future purchases. The sales incentives are determined after the completion of the incentive period of one year, and can be applied to future purchases in the subsequent year. The Group provides an accrual for estimated amounts due and recognizes the incentives as a reduction of revenue.

Revenue is recognized net of all value-added taxes imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions.

Cost of Revenue

Cost of revenue includes direct and indirect production costs, as well as shipping and handling costs for products sold.

Research and Development Expenses

Research and development costs are expensed as incurred.

Government Grants

Government grants are provided by the relevant PRC municipal government authorities to reward the Group for the business achievements, subsidize the cost of certain research and development projects, and subsidize the construction of property, plant, and equipment. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Group will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. Where the grant relates to an asset, it is recognized as deferred government grants and released to the statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense. Government grants that are received on an unsolicited and unconditional basis to support the growth of the Group and do not relate to the Group’s operating activities are classified as non-operating income upon receipt.

Income Taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to reduce deferred tax assets to the amount that is more-likely-than-not to be realized, based on the weight of available evidence. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group applies the provisions of ASC subtopic 740-10, Income Taxes: Overall (“ASC 740-10”), to account for uncertainties in income taxes. ASC 740-10 establishes the recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. In future periods, these changes in facts and circumstances may require the Group to adjust the recognition and measurement estimates with regard to changes in individual tax positions. Changes in recognition and measurement estimates are recognized in the period when the change occurs. The Group has elected to classify interests and penalties related to unrecognized tax benefits, if and when required, as income tax expense in the consolidated statements of operations.

Value-Added Tax (“VAT”)

In accordance with the relevant tax laws in the PRC, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. To the extent the Group paid more than collected, the difference represents a net VAT recoverable balance at the balance sheet date.

Leases

In accordance with ASC topic 840, Leases, leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Rental expenses were RMB1,552,000, RMB2,448,000 and RMB6,238,000 (US$991,000) for the years ended December 31, 2009, 2010 and 2011, respectively. The Group has no capital lease for any of the periods stated herein.

Share-Based Compensation

The Group’s employees participate in the Group’s stock option plan which is discussed in note 21. The Group applies ASC topic 718, Compensation—Stock Compensation (“ASC 718”), which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the accompanying consolidated statements of operations.

In accordance with ASC 718, grant date fair value of share-based awards to employees is calculated using an option pricing model. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with service conditions that have a graded vesting schedule based on service conditions.

In accordance with ASC 718, incremental compensation cost shall be measured as the excess, if any, of the fair value of the modified award determined in accordance with the provisions of this Topic over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. The incremental compensation cost should be measured as the difference between the fair value of the modified option and the fair value of the original option immediately before the modification.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Advertising Expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures, included in selling expenses, amounted to RMB3,690,000, RMB2,969,000 and RMB4,126,000 (US$656,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

Earnings Per Share

Earnings per share is computed in accordance with ASC topic 260, Earnings per Share. As the contingently redeemable convertible preferred shares are participating securities and do not share in the losses of the Company, the two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. Basic earnings per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the contingently redeemable convertible preferred shares are included in the computation of diluted earnings per ordinary share on an “if-converted” basis when the impact is dilutive. In the event the if-converted method is anti-dilutive, then the two-class method should be used to compute diluted earnings per ordinary share, including the effect of potential ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per ordinary share by application of the treasury stock method. Basic and diluted earnings per ordinary share are presented in the Company’s consolidated statements of operations.

Share Split

Ordinary and preferred share and per share data presented for all periods reflect the effects of a 1-for-10 share split, which was effected through a resolution by the Board of Directors on July 16, 2010.

Comprehensive Income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statements of shareholders’ equity.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 (“ASU 2011-04”), Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company will adopt ASU 2011-04 beginning January 1, 2012 and does not expect that the adoption will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220), Presentation of Comprehensive Income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and requires that items of net income and other comprehensive income be presented either in a single continuous statement or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12 (“ASU 2011-12”), Comprehensive (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. The Company will adopt ASU 2011-5 and ASU 2011-12 beginning January 1, 2012 and does not expect that the adoption of both ASU 2011-05 and ASU 2011-12 will have a material impact on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (Topic 350), Testing Goodwill for Impairment. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is ‘‘more likely than not’’ that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group will adopt ASU 2011-08 beginning January 1, 2012 and does not expect that the adoption of ASU 2011-08 will have a material impact on its consolidated financial statements.

CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of Credit Risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, bills receivable, short-term investments and accounts receivable. As of December 31, 2011, substantially all of the Group’s cash and cash equivalents and short-term investments were deposited in financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality. All bills receivable as of December 31, 2011 were short-term notes issued by financial institutions located in the PRC with good reputation and high credit quality, and no endorsed or discounted undue bills exist. Accounts receivable are typically unsecured and are mainly derived from revenue earned from customers. The risk with respect to accounts receivable is mitigated by credit evaluations that the Group performs on its customers and its ongoing monitoring of outstanding balances. As of December 31, 2011, one customer accounted for 10% of the Group’s total accounts receivable, respectively. As of December 31, 2010, two customers accounted for, on an individual basis, 15% and 15% of the Group’s total accounts receivable, respectively.

Concentration of Customers

The Group mainly sells its products to distributors and sales to distributors account for a substantial portion of all of its revenues. The Group does not have long-term distribution agreements and competes for desired distributors with other manufacturers. Consequently, maintaining relationships with existing distributors and replacing distributors may be difficult and time-consuming. Any disruption of the Group’s distribution network, including its failure to renew existing distribution agreements with desired distributors, could negatively affect its ability to effectively sell its products and could materially and adversely affect its business, financial condition and results of operations. For the years ended December 31, 2009, 2010 and 2011, no individual customer contributed more than 10% of the Group’s total revenues.

Concentration of Suppliers

A significant portion of the Group’s raw materials are sourced from its five largest suppliers, who collectively accounted for 61%, 54% and 41% of its total raw material purchases for the years ended December 31, 2009, 2010 and 2011, respectively. For the year ended December 31, 2009, three suppliers contributed, on an individual basis, 20%, 18% and 11%, respectively. For the year ended December 31, 2010, three suppliers contributed, on an individual basis, 13%, 13% and 10%, respectively. For the year ended December 31, 2011, three suppliers contributed, on an individual basis, 12%, 10% and 10%, respectively. Failure to develop or maintain the relationships with these suppliers may cause disruption in the supply of raw materials to the Group, which in turn may adversely affect its business, financial condition and results of operations.

Business and Economic risk

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Currency Convertibility and Foreign Currency Exchange Rate Risk

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual-rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATION
4.	BUSINESS COMBINATION

On December 23, 2010, Changzhou Kanghui entered into an equity transfer agreement with the shareholders of Wei Rui Li to acquire 60% of the equity interest in Wei Rui Li for cash consideration of RMB30 million. The acquisition was completed on March 23, 2011 at which time Wei Rui Li became a 60% owned subsidiary of the Group. The acquisition of Wei Rui Li was designed to launch the new joint implant products in 2012, which the management expected to be a significant growth driver for the business going forward.

The Group has completed the fair value estimates of the tangible and intangible assets acquired, liabilities assumed and non-controlling interests, and determined the amount of goodwill recognized as of the acquisition date.

The purchase price allocation is as follows:

RMB’000
Cash and cash equivalents	22
Prepayments and other current assets	1,310
Property, plant and equipment	414
Intangible assets—product certificates	19,388
Deferred tax assets	350
Accounts payable	(83)
Accrued expenses and other liabilities	(1,382)
Deferred tax liabilities	(5,224)

Net identifiable assets acquired	14,795
Aggregate of:
Purchase consideration	30,000
Non-controlling interests	8,609

Total	38,609

Goodwill	23,814

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third-party valuation firm. The valuation report utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisition. At December 31, 2011, there was no impairment in the amount of goodwill resulting from the acquisition of Wei Rui Li.

The Company recognized RMB487,000 (US$77,000) of acquisition-related costs which were included in general and administrative expenses in the year ended December 31, 2011.

The results of operations of Wei Rui Li have been included in the consolidated financial statements since the acquisition date of March 23, 2011, as below:

For the year ended December 31, 2011
(RMB in thousands, except per share data)
Net revenue	26
Net Loss	(1,478)

Loss per ordinary share:
Basic	(0.01)
Diluted	(0.01)

The following unaudited pro forma consolidated financial information for the year ended December 31, 2011 is presented as if the acquisition had occurred on January 1, 2011 and includes pro forma adjustments to increase amortization expense to reflect the additional amortization expense related to the acquired intangible assets. The results in 2010 were not prepared due to the impracticability of estimating such impact. The unaudited pro forma results do not purport to be indicative of the results of operations would have been had the acquisition actually been consummated on the date indicated.

For the year ended December 31, 2011
(RMB in thousands, except per share data)
Net revenue	326,997
Net income attributable to China Kanghui Holdings	120,475

Earnings per ordinary share:
Basic	0.87
Diluted	0.78

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
5.	SHORT-TERM INVESTMENTS

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Held-to-maturity securities
Fixed-rate investments	266,673	76,998	12,234

As of December 31, 2010 and 2011, all the fixed-rate investments were time deposits in commercial banks and financial institutions with an original maturity of less than one year.

During the years ended December 31, 2009, 2010 and 2011, the Group recorded short-term investment gains and interest income of RMB306,000, RMB2,021,000 and RMB15,379,000 (US$2,443,000), respectively, in the consolidated statements of operations.

The following table summarizes the estimated fair value of fixed-rate investments as of December 31, 2010 and 2011:

	Amortized cost	Gross unrecognized gains	Gross unrecognized losses	Fair value	Fair Value
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
December 31, 2011
Fixed-rate investments	76,998	298	—	77,296	12,281

December 31, 2010
Fixed-rate investments	266,673	767	—	267,440	40,521

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
6.	FAIR VALUE MEASUREMENTS

The Group applies ASC topic 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Group measures cash equivalents at fair value. Fixed-rate investments are classified as held-to-maturity securities and stated at amortized cost. Cash equivalents and fixed-rate investments are classified within Level 1 or Level 2 because they are valued using a quoted market prices or alternative pricing sources and model utilizing market direct or indirect observable inputs, such as the risk-free interest rate.

Assets measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Cash equivalents
Time deposits	10,081	—	—	10,081	1,602
Short-term investments:
Fixed-rate investments	—	77,296	—	77,296	12,281

	10,081	77,296	—	87,377	13,883

	Fair value measurement at December 31, 2010 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2010
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Cash equivalents
Time deposits	24,278	—	—	24,278	3,678
Short-term investments:
Fixed-rate investments	—	267,440	—	267,440	40,521

	24,278	267,440	—	291,718	44,199

The Group does not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2010 and 2011.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Accounts receivable	56,865	95,012	15,096
Allowance for doubtful accounts	(1,734)	(7,434)	(1,181)

Accounts receivable, net	55,131	87,578	13,915

Movement in allowance for doubtful accounts:
Balance at beginning of the year	(1,381)	(1,734)	(276)
Provision for bad debts	(1,200)	(6,234)	(990)
Write-off against allowance for doubtful accounts	847	534	85

Balance at end of the year	(1,734)	(7,434)	(1,181)

The additions of allowance for doubtful accounts were charged to general and administrative expenses for the years presented.

INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
INVENTORIES, NET
8.	INVENTORIES, NET

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Raw materials	19,953	31,430	4,994
Work-in-progress	16,049	23,926	3,801
Finished goods	50,264	55,551	8,826

	86,266	110,907	17,621

The amounts of write-down of inventories recognized as an expense in cost of revenue for the years ended December 31, 2009, 2010 and 2011 were RMB764,000, RMB1,271,000 and RMB5,260,000 (US$836,000), respectively.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
9.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Prepayments to suppliers*	6,415	7,286	1,158
Prepaid expenses	823	2,093	333
D&O insurance fee**	1,507	1,219	194
Others	2,948	2,830	450

	11,693	13,428	2,135

*	Represents interest-free, non-refundable partial payments to suppliers associated with contracts the Group entered into for the future scheduled delivery of raw materials. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making a prepayment. To date, the Group has not experienced any loss on prepayments to suppliers.
**	Represents the current portion of unamortized director and officer insurance.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Buildings	21,557	91,528	14,542
Machinery and equipment	87,653	121,617	19,323
Electronic and office equipment	6,950	8,691	1,381
Motor vehicles	5,768	18,605	2,956
Leasehold improvements	—	3,808	605
Software	1,138	1,638	260

	123,066	245,887	39,067
Less: Accumulated depreciation	(44,731)	(59,305)	(9,422)

Property, plant and equipment, net	78,335	186,582	29,645

Construction in progress	28,902	73,243	11,637

Total	107,237	259,825	41,282

Depreciation expense was RMB9,192,000, RMB10,365,000 and RMB15,880,000 (US$2,523,000) for the years ended December 31, 2009, 2010 and 2011, respectively, net of the amortization of deferred government grants (see note 17) and were included in the following captions:

	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Cost of revenue	7,291	8,475	10,284	1,634
Selling expenses	364	335	1,416	225
General and administrative expenses	1,396	1,282	2,430	386
Research and development expenses	141	273	1,750	278

	9,192	10,365	15,880	2,523

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Patented technology	3,044	3,044	484
Product certificates	49,754	69,142	10,986
Customer relationships	2,463	2,463	391
Patents	466	518	82

	55,727	75,167	11,943
Less: Accumulated amortization	(8,732)	(13,141)	(2,088)

	46,995	62,026	9,855

Amortization expense was RMB3,525,000, RMB3,593,000 and RMB4,409,000 (US$700,000) for the years ended December 31, 2009, 2010 and 2011, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	For the year ending December 31,
	RMB’000	US$’000
For the year ending December 31,
2012	4,213	669
2013	3,854	612
2014	3,854	612
2015	3,854	612
2016	3,556	565

PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2011
PREPAID LAND LEASE PAYMENTS
12.	PREPAID LAND LEASE PAYMENTS

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Prepaid land lease payments	24,069	24,069	3,824
Less: Accumulated amortization	(771)	(1,257)	(200)

	23,298	22,812	3,624

For each of the next five years starting from January 1, 2012, annual amortization expense of the prepaid land lease payments is expected to be RMB486,000 (US$77,000).

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
13.	GOODWILL

The following table summarizes the activity in the balance of goodwill during the years ended December 31, 2010 and 2011:

	2010	2011
	RMB’000	RMB’000	US$’000
Balance as of January 1	130,985	131,527	20,898
Goodwill from business combination (note 4)	—	23,814	3,783
Goodwill adjustment as a result of contingent consideration	542	—	—

Balance as of December 31	131,527	155,341	24,681

No impairment loss was recognized in the years presented.

LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENT
14.	LONG-TERM INVESTMENT

The Company’s long-term investment represents an investment in January 2011 in preferred shares of a privately held medical instrument manufacturing company, for cash consideration of RMB25,204,000 (US$4,000,000). The investment represents a 15.8% equity interest of the investee on an as-converted basis and the Company holds one of the five seats on the board of directors of the investee. As this is a non-marketable equity investment where the Company neither controls nor has significant influence over the investee, the investment is accounted for using the cost method of accounting. There was no impairment loss recognized for the year ended December 31, 2011.

DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
DEPOSITS FOR NON-CURRENT ASSETS
15.	DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Deposits for purchase of property, plant and equipment*	15,307	4,731	752
Deposit for acquisition of Wei Rui Li	22,200	—	—

	37,507	4,731	752

*	Represents interest-free non-refundable partial payments to equipment suppliers associated with contracts the Group entered into for the future scheduled purchases of equipment. The remaining contractual obligations associated with these purchase contracts were RMB3,408,000 and RMB12,946,000 (US$2,057,000) as of December 31, 2010 and 2011, respectively, and is included in the amount disclosed as purchase commitments in note 24. The risk of loss arising from non-performance by or bankruptcy of the equipment suppliers is assessed prior to making a progress payment and subsequently. To date, the Group has not experienced any loss on deposits to the equipment suppliers.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
16.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Accrued sales returns	6,229	9,605	1,526
Accrued sales incentives	8,206	9,475	1,505
Salary, bonus and welfare payable	4,131	12,289	1,953
Accrued social funds	7,758	4,516	718
Business and other taxes payable	8,803	12,223	1,942
Customer deposits*	3,735	4,536	721
Distributor guarantee deposits	5,285	7,546	1,199
Equipment purchase payable	339	348	55
Others	2,947	4,850	770

	47,433	65,388	10,389

*	Represents cash payments received from customers in advance of the delivery of implants and instruments. These deposits are recognized as revenue when the conditions for revenue recognition have been met. The customer deposits are non-refundable unless the Group fails to fulfill the terms of the sales contracts.

DEFERRED GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2011
DEFERRED GOVERNMENT GRANTS
17.	DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2009, 2010 and 2011, the Group received RMB18,907,000, RMB3,490,000 and RMB5,631,000 (US$895,000), respectively, in government grants from the relevant PRC government authorities.

Of the grants received during the years ended December 31, 2009, 2010 and 2011, RMB9,807,000, RMB3,490,000 and RMB4,331,000 (US$688,000), respectively, were provided to reward the Group for the business achievements and recorded in non-operating income upon receipt.

The government grants of RMB9,100,000 received in 2009 and RMB1,300,000 (US$207,000) received in 2011 are required to be used in research and development projects and construction of property, plant, and equipment. These grants are initially deferred and subsequently recognized in the statement of operations when the Group has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the cost of research and development are recorded as a reduction of the related research and development expenses. Grants that subsidize the construction cost of property, plant and equipment are amortized over the life of the related assets, when operational, as a reduction of the related depreciation expense.

Movements in deferred government grants are as follows:

	For the year ended December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Balance at beginning of year	7,832	5,511	876
Additions	—	1,300	206
Recognized in the statement of operations:
—corresponding with research and development expenses	(2,053)	—	—
—corresponding with depreciation of property, plant and equipment	(268)	(402)	(64)

Balance at end of year	5,511	6,409	1,018

CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES
18.	CONTINGENTLY REDEEMABLE CONVERTIBLE PREFERRED SHARES

On July 10, 2006, the Company issued 7,714,400 Ordinary Shares and 13,173,160 preferred shares (the “Series A Preferred Shares”) for an aggregate purchase price of US$3,000,000 and US$5,000,000 respectively, or US$0.39 per share for Ordinary Shares and $0.38 per share for Series A Preferred Shares respectively. In connection with the issuance of the Series A Preferred Shares, the Company also issued Series A Warrants (the “Warrants”) on July 10, 2006 without additional consideration, to purchase up to 183,705,990 Series A Preferred Shares at the exercise price of US$0.001 per share, exercisable only if certain conditions are met.

On January 3, 2008, the Company issued 26,061,610 preferred shares (the “Series B Preferred Shares”) for an aggregate purchase price of US$27,500,000, or US$1.06 per share. In connection with the issuance of Series B Preferred Shares, the investors purchased from certain existing shareholders of the Company 9,109,390 Ordinary Shares for an aggregate purchase price of US$7,646,058 in accordance with the Ordinary Share Purchase Agreement, or US$0.84 per share. The Warrants issued with the issuance of Series A Preferred Shares were subsequently cancelled in connection with the issuance of Series B Preferred Shares.

On April 21, 2009, the Company issued 1,824,930 preferred shares (the “Series B-1 Preferred Shares”) for an aggregate purchase price of US$2,000,000, or US$1.10 per share.

The par value is US$0.001 per share for both ordinary and preferred shares.

The key terms of the Series A, Series B and Series B-1 Preferred Shares (collectively the “Preferred Shares”) are summarized below.

Dividends

No distribution shall be declared with respect to the Ordinary Shares at any time unless and until a distribution is likewise declared with respect to each outstanding Preferred Share based on their equivalent number of Ordinary Shares as converted.

Voting Rights

Each holder of the Series A, Series B and Series B-1 Preferred Shares is entitled to the number of votes equal to the number of shares of Ordinary Shares into which such holder’s Series A, Series B and Series B-1 Preferred Shares could be converted and having voting rights and powers equal to the voting rights and powers of the Ordinary Shares.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event as defined in the Series A, Series B and Series B-1 Preferred Shares agreements, each holder of Series B Preferred Shares shall be entitled to receive, prior to and in preference to holders of Series A Preferred Shares, Ordinary Shares or any other classes of securities, an amount equal to 150% of the Series B original issuance price per Series B Share or the Series B-1 original issuance price per Series B-1 Share plus all dividends declared and unpaid with respect thereto (the “Series B Preference Amount”).

After distribution or payment of the Series B Preference Amount and before any distribution or payment shall be made to the holders of Ordinary Shares or any other classes of securities (other than Series B Preferred Shares), each holder of Series A Shares shall be entitled to receive an amount equal to 150% of the Series A original issue price per Series A Share, plus all dividends declared and unpaid with respect thereto (the “Series A Preference Amount”). If, upon any such liquidation, distribution, or winding up, the assets of the Company shall be insufficient to make payment in full on all Series A Shares of the Series A Preference Amount, then such assets shall be distributed among the holders of Series A Shares, ratably in proportion to the full amounts to which they would otherwise be respectively entitled thereon.

After distribution or payment of the Series A Preference Amount, the remaining assets of the Company available for distribution to the members shall be distributed among the holders of all classes of securities of the Company pro rata based on the number of Ordinary Shares, Series A and Series B Preferred Shares (on an as-converted basis), provided that the holders of Series A Shares shall not be entitled to receive any further distribution or payment of the remaining assets of the Company available for distribution when such holders of Series A Shares have received an amount (inclusive of the Series A Preference Amount) equal to 300% of the Series A original issue price, in aggregate.

Conversion Rights

The holders of the Series A and Series B Preferred Shares shall have conversion rights as follows:

•

The initial Conversion Price is US$0.38, US$1.06 and US$1.10 for Series A, Series B and Series B-1 Preferred Shares, respectively. The initial conversion ratio for Series A Shares, Series B Shares or Series B-1 Shares to Ordinary Shares shall be 1:1, subject to adjustment based on adjustments of the Series A Conversion Price, the Series B Conversion Price or the Series B-1 Conversion Price.

•

Each Series A Share, Series B Share or Series B-1 Share shall automatically be converted, based on the then-effective Applicable Conversion Price, into Ordinary Shares upon either of (i) the closing of a Qualified IPO, which is defined in the preferred shares agreement as an IPO that values the Company at no less than US$350 million immediately prior to the IPO and that results in aggregate proceeds to the Company of no less than US$70 million, net of offering expenses, or (ii) in respect of the Series A Shares, the vote or written consent of the holders of more than 50% of the then outstanding Series A Shares (voting together as a single class) or in respect of the Series B Shares, the holders of more than 50% of the then outstanding Series B Shares (voting together as a single class), or in respect of the Series B-1 Shares, the holders of more than 50% of the then outstanding Series B-1 Shares (voting together as a single class), as the case may be.

•

If the Combined Net Earnings, which is the total audited net earnings of 2007 and 2008 on the U.S. GAAP basis, is less than US$16,000,000, the Series B Shareholders shall, at the election, be entitled to an adjustment on either the conversion price or the purchase price at their own discretion by following the pre-determined formula defined in the Series B Preferred Shares agreements. If the Target Combined Net Earnings of US$16,000,000 is not met, the Series B Conversion Price shall be automatically adjusted downward (but not upward) to a price determined in accordance with the pre-determined formula. Alternatively, the Series B Shareholders can elect the purchase price adjustment. The adjusted amount of the purchase price shall be the difference between the conversion price immediately prior to such adjustment and the conversion price immediately after such adjustment, multiplied by the number of the ordinary shares issuable immediately prior to such adjustment upon the conversion of the Series B Shares held by such Series B Shareholders.

Redemption

Pursuant to the Series A, Series B or Series B-1 Preferred Shares agreements, the Preferred Shares are subject to redemption as follows:

The Series A Preferred Shares are not redeemable until the occurrence of the earlier of: (i) upon a material and incurable breach by the Company and upon written notice by a majority of Series A Shareholders and (ii) such time as the Company decides not to pursue an IPO.

Upon issuance of the Series B Preferred Shares, all the Preferred Shares were subject to the optional redemption at any time after three years from the original issue date of Series B Preferred Shares of January 3, 2008 at the request of holders of at least a majority of the then outstanding Series A Shares or the holders of at least forty-eight (48%) of the then outstanding Series B Preferred Shares (including the lead investor for so long as it holds any Series B Preferred Shares), in each case in respect of each series acting together as a single class on an as-converted basis. The redemption price is based on the pre-determined formula defined in the purchase agreements of the Preferred Shares, which requires an annual return rate of 20% for Series A Preferred Shares and 30% for Series B and Series B-1 Preferred Shares based on the number of calendar days from the date on which such Preferred Share was issued.

Repurchase Rights on Founders’ Shares

Pursuant to the Preferred Shares agreements, Ordinary Shares held by Founders, which is defined as a group of individual Ordinary Shareholders, are Restricted Shares subject to the Repurchase Option and placed in escrow. 33.33% of the total Restricted Shares held by such Founder shall become Vested Shares on the one year anniversary of the date of the first sale and issue of the Series A Shares. Thereafter, 33.33% of the total Restricted Shares held by such Founder shall become Vested Shares and shall no longer be deemed Restricted Shares at the end of each subsequent year of continuous shareholding by such Founder, so that at the end of three years of continuous shareholding in the Company, the entirety of the Restricted Shares held by such Founder shall have become Vested Shares and shall no longer be deemed Restricted Shares. Notwithstanding the foregoing, all the Restricted Shares shall be deemed vested upon a Qualified IPO as defined in the Preferred Shares agreements. When exercising the Repurchase Option, the Company shall have an irrevocable, exclusive option to repurchase (i) all or any portion of the Restricted Shares at a per share price equal to the greater of (1) US$0.001 and (2) the price paid by such Founder for each share (as adjusted for share splits, share combinations, recapitalizations, reclassifications or similar transactions), and (ii) all or any portion of the Vested Shares held by such Founder at a price equal to the Fair Market Value of such Ordinary Shares. All these Restricted Shares became fully vested in July 2009.

Additional Rights of Preferred Shareholders

In addition, the holders of Preferred Shares are provided with protective rights and participating rights as defined in the Preferred Shares agreements. The Company shall not (and shall not permit any member of the Group to) take certain actions without the affirmative vote of at least one Series A Director and the Series B Director. The matters requiring the affirmative vote of at least one Series A Director and the Series B Director include but are not limited to appointment or changing the compensation of any executive officer or member of senior management, changing the principal business, engaging in any new line of business, or ceasing to carry on any existing line of business, approving annual business plan or annual budget plan, or cause or make material alteration thereto. These rights caused the subsidiaries to be considered variable interest entities and consolidated under ASC subtopic 810-10, Variable Interest Entities.

Accounting for Series A, Series B and Series B-1 Preferred Shares

The Series A, Series B and Series B-1 Preferred Shares have been classified as mezzanine equity as these preferred shares can be redeemed at the option of the holders on or after an agreed upon date.

The total cash proceeds of US$8,000,000 were first allocated to warrants at their initial fair value of US$46,000, with the residual proceeds allocated to the Preferred Shares and Ordinary Shares on a relative fair value basis. The cash proceeds allocated to Ordinary Shares is US$1,541,450. The initial carrying amount of the Series A Preferred Shares is US$6,412,550 net of issuance costs of US$87,285. The initial carrying amount of the Series B Preferred Shares is the issue price at the date of issuance of US$27,500,000 net of issuance costs of US$112,750. The initial carrying amount of the Series B-1 Preferred Shares is the issue price at the date of issuance of US$2,000,000 net of issuance costs of US$68,422.

The holders of Series A, Series B and Series B-1 Preferred Shares have the ability to convert the instrument into the Company’s Ordinary Shares. The Company evaluated the embedded conversion option in the Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features. The conversion option of the Preferred Shares does not qualify for bifurcation accounting because the conversion option is clearly and closely related to the host instrument and the underlying Ordinary Shares are not publicly traded nor readily convertible into cash.

Beneficial conversion features exist when the conversion price of the contingently redeemable convertible preferred shares is lower than the fair value of the Ordinary Shares at the commitment date. When a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the preferred shares as a contribution to additional paid-in capital. The resulting discount to the contingently redeemable convertible preferred shares is then accreted to the redemption value using the effective interest method as a deemed dividend through retained earnings from the date of issuance to the earliest date of conversion. As the preferred shares are convertible at the date of issuance, the discount shall be accreted immediately to retained earnings at the date of issuance. On the issuance date of Series A, Series B and Series B-1 Preferred Shares, i.e. the commitment date, the most favorable conversion price is greater than the fair value per Ordinary Share. Therefore no beneficial conversion feature was recognized.

The performance-related purchase price adjustment is accounted for in accordance with ASC subtopic paragraph 815-15-25-1 as an embedded derivative, for which the fair value was immaterial as of and during the period from the issuance date to December 31, 2008, the end of the performance-related purchase price adjustment period. The contingent conversion price adjustment is accounted for as a contingent beneficial conversion feature. In accordance with ASC paragraph 470-20-35-1, changes to the conversion terms that would be triggered by future events not controlled by the issuer should be accounted as contingent conversions, and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurred. No audited consolidated financial statements for 2007 under U.S. GAAP were available since the issuance of Series B Preferred Shares. For purposes of evaluating the Combined Net Earnings under the agreement, the Company and Series B Preferred Shareholders agreed to the utilize the summation of the 2007 consolidated net earnings (unaudited under U.S. GAAP) and the 2008 net earnings on a pro forma consolidated basis as if Beijing Libeier had been acquired as of January 1, 2008, and determined that the combined net earnings exceeded the Target Combined Net Earnings of US$16,000,000. As such, the parties consider the contingency resolved without adjustment to the purchase price or the conversion price.

The Company concluded that the Series A, Series B and Series B-1 Preferred Shares are not redeemable currently, but it is probable that the Series A and Series B Preferred Shares will become redeemable. The Company chose to recognize changes in the redemption value immediately as they occur and adjust the carrying value of the Series A, Series B and Series B-1 Preferred Shares to equal the redemption value at the end of each reporting period. An accretion charge of US$12,681,748 and US$9,596,761 related to Preferred Shares was recorded as a reduction of income available to ordinary shareholders for the years ended December 31, 2009 and 2010, respectively.

On August 11, 2010, the holders of Series A, Series B and Series B-1 Preferred Shares elected to convert each of the Series A, Series B and Series B-1 Preferred Share into Ordinary Shares based on the initial 1:1 conversion ratio and the initial conversion price of US$0.38, US$1.06 and US$1.1, respectively, upon the IPO.

No cash dividends were declared by the Company on the Series A, Series B and Series B-1 Preferred Shares during the years ended December 31, 2009 and 2010.

	Series A	Series B	Series B-1	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Mezzanine equity—Balance as of January 1, 2009	60,459	245,082	—	305,541

Issuance of Series B-1 Preferred Shares	—	—	13,651	13,651
Less: Series B-1 Preferred Shares issuance costs	—	—	(466)	(466)
Accretion of contingently redeemable convertible preferred shares	10,739	73,180	2,736	86,655

Mezzanine equity—Balance as of December 31, 2009	71,198	318,262	15,921	405,381

Accretion of contingently redeemable convertible preferred shares	7,572	54,988	2,844	65,404
Less: Conversion of preferred shares into ordinary shares	(78,770)	(373,250)	(18,765)	(470,785)

Mezzanine equity—Balance as of December 31, 2010	—	—	—	—

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
19.	RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Changzhou Kanghui and Beijing Libeier were established as foreign-invested enterprises and, therefore, are subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

Amounts restricted include paid-in capital, capital surplus and statutory reserve funds of the Company’s PRC subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling an aggregate of RMB486,496,000 (US$77,296,000) as of December 31, 2011; therefore, in accordance with Rules 5-04 and 4-08(e)(3) of Regulation S-X, the condensed parent company only financial statements as of December 31, 2010 and 2011 and for each of the three years ended December 31, 2011 are disclosed in note 27.

TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
20.	TAXATION

Enterprise income tax

The Cayman Islands

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its PRC subsidiaries located in the PRC.

United States of America

TGM was registered in Delaware, United States of America in 2011. The entity is subject to both Delaware State Income Tax (8.7%) and Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the state of Delaware and United States of America. For the year ended December 31, 2011, due to losses generated in the period, TGM did not incur any tax expense.

PRC

In March 2007, a new PRC enterprise income tax law (the “New EIT Law”) was enacted, which was effective on January 1, 2008. Among other changes, the New EIT Law provides a statutory tax rate of 25% and certain tax incentives for encouraged industries, activities and operations in particular geographic locations.

In 2006, the Company’s PRC subsidiary, Changzhou Kanghui, was granted a 5-year manufacturing tax holiday commencing in 2006 which allows it to utilize a two-year 100% exemption followed by a three-year half-reduced EIT rate. During 2008, Changzhou Kanghui received approval as a High and New Technology Enterprise (“HNTE”) which allows it to utilize a reduced income tax rate of 15%. The HNTE status is subject to annual qualification and tri-annual renewal. Because tax incentives provided under the EIT and New EIT Law cannot be utilized concurrently by an enterprise, Changzhou Kanghui chose to apply the tax holiday under the EIT. Its applicable tax rate is 12.5% for the years ended December 31, 2009 and 2010.

In December 2008, the Company’s other PRC subsidiary, Beijing Libeier, received approval as a HNTE effective from 2008 to 2010. Its applicable tax rate is 15% for the years 2009 and 2010.

According to the tax regulations, both Changzhou Kanghui and Beijing Libeier applied for the renewal of NHTE in 2011, which was subsequently approved in September and October, 2011, respectively. Both entities continue to be entitled to the HNTE preferential tax rate of 15% from 2011 to 2013, subject to meeting all criteria in its annual compliance self-assessment, and 25% after 2013. The entities would be subject to the statutory income tax rate of 25% if they do not meet the NHTE requirements.

Wei Rui Li is subject to the statutory tax rate of 25%.

Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain countries. No withholding tax or income tax is imposed on dividends paid by PRC subsidiaries to PRC holding companies.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. Additionally, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company or any of its non-PRC subsidiaries is deemed as a “resident enterprise” for PRC tax purposes, the Company or such subsidiary will be subject to PRC income tax. The Company has analyzed the applicability of this law as of December 31, 2011, and recorded a liability for the uncertain tax positions. The Company will continue to monitor changes in the interpretation or guidance of this law.

Income before income taxes consists of:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Non-PRC	(10,312)	(8,972)	(14,503)	(2,303)
PRC	97,663	115,840	158,518	25,186

	87,351	106,868	144,015	22,883

The income tax expenses are comprised of:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Current tax expense	16,184	11,230	22,210	3,529
Deferred tax (benefit)/expense	(3,800)	(4,069)	1,319	209

	12,384	7,161	23,529	3,738

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2009, 2010 and 2011 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Income before income taxes	87,351	106,868	144,015	22,883

Income tax computed at PRC statutory tax rate 25%	21,838	26,717	36,004	5,720
International tax rate difference	2,578	2,243	3,083	490
Non-deductible expenses	390	622	1,885	299
Tax holidays	(8,307)	(9,526)	—	—
HNTE preferential tax rates	(3,008)	(3,929)	(16,857)	(2,678)
Deferred tax rate adjustment	(1,214)	(2,563)	4,146	659
Reversal of unrecognized tax benefit	(3,499)	(5,961)	(4,475)	(711)
Super-deductions of research and development	(672)	(442)	(1,142)	(181)
Withholding income tax in relation to reinvestment	4,278	—	—	—
Change of valuation allowance	—	—	885	140

	12,384	7,161	23,529	3,738

The benefit of the tax holidays per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Basic	(0.14)	(0.11)	—	—

Diluted	(0.14)	(0.09)	—	—

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Deferred tax assets, current portion:
Accounts receivable, net	3,722	3,167	503
Write-down of inventories	1,649	1,783	283
Sales incentives and returns	3,694	3,265	520
Accrued expenses	1,019	507	80
Accrued social funds	1,923	676	107
Tax loss	—	912	145
Deferred revenue	127	—	—

Total current deferred tax assets	12,134	10,310	1,638

Less: Valuation allowance	—	(842)	(134)

Net current deferred tax assets	12,134	9,468	1,504

Deferred tax assets, non-current portion:
Property, plant and equipment	1,058	1,385	220
Deferred revenue	1,378	1,102	175

Total non-current deferred tax assets	2,436	2,487	395

Less: Valuation allowance	—	(43)	(7)

Net non-current deferred tax assets	2,436	2,444	388

Deferred tax liabilities, current portion:
Debt waiver	—	378	60

Total current deferred tax liabilities	—	378	60

Deferred tax liabilities, non-current portion:
Intangible assets in Wei Rui Li	—	4,645	738
Intangible assets in Beijing Libeier	11,700	10,212	1,622

Total non-current deferred tax liabilities	11,700	14,857	2,360

Net deferred tax assets/(liabilities)	2,870	(3,323)	(528)

Deferred Tax

Valuation allowances have been provided for deferred tax assets where, based on all available evidence, it was determined by management that more likely than not to be realized in future years. The Group recorded a full valuation allowance against deferred tax assets of those subsidiaries that are in a cumulative loss position as of December 31, 2011.

As of December 31, 2011, the Group has a net tax operating losses from its PRC subsidiaries, as per filed tax returns, of RMB1,838,000 (US$292,000 ), which will start to expire in 2016. As of December 31, 2011, the Group has net tax operating losses from its non-PRC subsidiary, as per filed tax returns, of RMB1,243,000 (US$197,000 ), which will start to expire in 2032.

As of December 31, 2011, the Group intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized tax benefits

As of December 31, 2010 and 2011, the Group recorded unrecognized tax benefits of RMB7,595,000 and RMB4,163,000 (US$661,000) , respectively, which related to non-deductible expenses and under-reported income of the PRC subsidiaries, under-reported taxable income due to unqualified preferential tax rate and the uncertainty of the administrative practice associated with interpreting and applying the concept of “place of effective management”. It is possible that the amount of uncertain tax positions will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time. All of the uncertain tax positions, if ultimately recognized will impact the effective tax rate. The Group also has accrued for interest related to uncertain tax positions of RMB409,000 and RMB34,000 (US$6,000) as of December 31, 2010 and 2011, respectively. As of December 31, 2011, the tax years ended December 31, 2006 through 2011 for the PRC entities remains open for statutory examination by the PRC tax authorities.

A roll-forward of accrued uncertain tax positions is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Balance at beginning of year	14,653	12,297	7,595	1,207
Additions based on tax positions related to the current year	1,063	1,016	668	106
Reversal based on tax positions related to the current year	(3,419)	(5,718)	(4,100)	(652)

Balance at end of year	12,297	7,595	4,163	661

EMPLOYEE SHARE OPTIONS	12 Months Ended
Dec. 31, 2011
EMPLOYEE SHARE OPTIONS
21.	EMPLOYEE SHARE OPTIONS

On July 31, 2006, the Company adopted a share incentive plan (the “2006 Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Group. Under the 2006 Plan, the Company may issue options to the 2006 Plan Participants to purchase not more than 12,509,570 ordinary shares. All options granted under the 2006 Plan would expire after eight years from the grant date and vest over 2 to 4 years. As of December 31, 2011, options to purchase 12,509,370 ordinary shares were granted with an exercise price US$0.3201 per share, and 2,245,320 share options were exercised. No options were granted in 2011 under the 2006 plan.

On January 8, 2008, the Company adopted a share incentive plan (the “2008 Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Group. Under the 2008 Plan, the Company may issue options to participants to purchase not more than 4,599,110 ordinary shares. All options granted under the 2008 Plan would expire after eight years from the grant date and vest over 2 to 4 years. As of December 31, 2011, options to purchase 4,313,860 ordinary shares were granted with an exercise price US$0.9485 per share and 1,064,388 share options were exercised; and options to purchase 315,050 ordinary shares were granted with an exercise price US$1.1856 per share and 50,994 share options were exercised. Options to purchase 30,000 and 55,512 ordinary shares were forfeited in 2010 and 2011 respectively. No options were granted in 2011 under the 2008 plan.

On April 22, 2009, the Company adopted a share incentive plan (the “2009 Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Group. Under the 2009 Plan, the Company may issue options to participants to purchase not more than 322,040 ordinary shares. All options granted under the 2009 Plan would expire after eight years from the grant date and vest over 4 years. As of December 31, 2011, options to purchase 16,000 ordinary shares were granted with an exercise price US$0.9485 per share and 6,000 share options were exercised; and options to purchase 306,040 ordinary shares were granted with an exercise price US$1.1856 per share and 213,540 share options were exercised. No options were granted in 2011 under the 2009 plan.

On July 16, 2010, the Board of Directors of the Company approved the 2010 Share Incentive Plan (the “2010 Plan”) to grant certain equity incentives to certain employees, directors, officers and so on, under which a total of 15,793,708 ordinary shares have been reserved for issuance. As of December 31, 2011, options to purchase 180,000 ordinary shares were granted and outstanding with an exercise price US$2.3333 per share, options to purchase 2,060,000 ordinary shares were granted and outstanding with an exercise price US$2.5733 per share, and options to purchase 3,522,000 ordinary shares were granted and outstanding with an exercise price US$2.1817 per share.

The following table summarizes employee share-based awards activity during the year ended December 31, 2011:

Share options granted to employees	Number of shares	Weighted- average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
		US$		US$
Outstanding, December 31, 2010	17,430,720	0.5060	4.97	44,954,273
Granted	5,761,600	2.3266
Exercised	(3,580,242)	0.5719
Forfeited	(55,512)	0.9485
Outstanding, December 31, 2011	19,556,566	1.0290	4.99	27,920,091
Vested and expected to vest as of December 31, 2011	19,556,566	1.0290	4.99	27,920,091
Exercisable as of December 31, 2011	11,941,647	0.4445	4.14	24,028,893

	Number of options	Total fair value
		US$
Vested during the year ended December 31, 2009	5,301,590	1,493,528
Vested during the year ended December 31, 2010	5,027,852	1,595,271
Vested during the year ended December 31, 2011	2,021,477	740,344

Total compensation cost related to non-vested awards not yet recognized as of December 31, 2011 was RMB23,575,000 (US$3,746,000), which is expected to be recognized over a weighted-average period of 2.9 years.

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2011.

The Company calculated the estimated grant-date fair value of the share options granted in 2009, 2010 and 2011 using a binomial-lattice model based on the following weighted-average assumptions:

	2009	2010	2011
Risk-free interest rate	2.74%	3.22%~3.39%	1.66%~3.58%
Dividend yield	—	—	—
Expected volatility range	29.49%	27.98%~29.25%	27.45%~28.00%
Sub-optimal early exercise factor	1.5-3 times	1.2-2.3 times	1.5 times

The volatility assumption was estimated based on the price volatility of ordinary shares of comparable companies in the same industry as the Company. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of the exercise behavior of the grantees. The risk-free interest rates are based on zero coupon U.S. risk-free rate for the terms consistent with the expected life of the award at the time of grant. Forfeitures were estimated based on historical experience. Prior to becoming a public company, the fair value of the ordinary shares at the option grant dates was determined with assistance from an independent valuation firm. The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2009, 2010 and 2011 were US$0.21, US$0.45 and US$0.67 per share, respectively.

Total compensation expense relating to share options recognized for the years ended December 31, 2009, 2010 and 2011 is included in the following captions in the consolidated statements of operations:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Cost of revenue	205	191	196	31
Selling expenses	414	455	478	76
General and administrative expenses	9,519	7,158	6,502	1,033
Research and development expenses	170	191	197	31

	10,308	7,995	7,373	1,171

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Group
Ms. Hongxin Nie	Management of the Beijing Libeier

Mr. Jianwen Sun	Management of Wei Rui Li

Jien Xingye Technology (Beijing) Co., Ltd. (“Jien Xingye”)	A company jointly controlled by director of China Kanghui Holdings and management of Beijing Libeier

Beijing Keyibangen Medical Instruments Co., Ltd. (“Keyibangen”)	A company controlled by immediate family members of director of China Kanghui Holdings and management of Beijing Libeier

Changzhou Kangdi Medical Stapler Co., Ltd. (“Kangdi”)	A company controlled by certain individual shareholders and directors of Changzhou Kanghui Holdings

Changzhou Bioconcept Medical Devices Co., Ltd. (“Bioconcept”)	A company controlled by management of China Kanghui Holdings

Changzhou Outeke Medical Instruments Co., Ltd. (“Outeke”)	A company significantly influenced by an immediate family member of a director of Changzhou Kanghui. Outeke was not a related party after the director resigned from the board of Changzhou Kanghui in 2011.

b)	The Group had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Purchase of raw materials from:
—Kangdi	9	—	—	—
Purchase of services from:
—Outeke	6,276	4,401	—	—
—Kangdi	—	—	108	17
Services provided to:
—Kangdi	59	—	—	—
Sales of raw materials to:
—Outeke	198	—	—	—
—Kangdi	42	—	—	—
—Keyibangen	—	—	36	6
—Bioconcept	—	661	869	138
Operating leases provided to:
—Outeke	314	314	—	—
Operating leases from:
—Ms. Hongxin Nie	216	216	108	17
—Kangdi	240	240	150	24
—Jien Xingye	—	—	3,726	592

c)	The Group had the following related party balances:

	As of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Amount due from related parties:
—Keyibangen	—	258	41
—Jien Xingye*	—	3,726	592
—Bioconcept	312	1,323	210
—Kangdi	332	365	58

	644	5,672	901

Amount due to related parties:
—Mr. Jianwen Sun	—	1,000	159
—Keyibangen	2,592	—	—
—Outeke	1,199	—	—
—Kangdi	249	137	22

	4,040	1,137	181

*	Includes a rent prepayment of RMB3,226,000 (US$513,000) relating to the period from January 1, 2012 to June 30, 2012.

All balances with the related parties as of December 31, 2010 and 2011 were unsecured, interest-free and had no fixed terms of repayment.

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE DEFINED CONTRIBUTION PLAN
23.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB6,080,000, RMB6,939,000 and RMB8,140,000 (US$1,293,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
24.	COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following at December 31, 2011:

	RMB’000	US$’000
2012	7,971	1,266
2013	7,525	1,196
2014	7,348	1,167
2015	7,220	1,147
2016	3,361	534
Thereafter	1,680	267

	35,105	5,577

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents. For the years ended December 31, 2009, 2010 and 2011, total rental expenses for all operating leases amounted to RMB1,552,000, RMB2,448,000 and RMB6,238,000 (US$991,000), respectively.

Purchase Commitments

The Group has commitments to purchase certain manufacturing equipment of RMB20,507,000 (US$3,259,000), which consist of the following at December 31, 2011:

	RMB’000	US$’000
2012	18,401	2,924
After 2012	2,106	335

Total	20,507	3,259

As of December 31, 2011, the Company recorded RMB4,163,000 (US$661,000) of unrecognized tax benefits (note 20). The final outcome of the tax uncertainties is dependent upon various matters, including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty associated with these tax uncertainties.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
25.	SEGMENT REPORTING

In accordance with ASC topic 280, Segment Reporting, the Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group; hence, the Group has only one operating segment. The Group operates and manages its business as a single segment that includes primarily development, manufacturing and sales of medical implants and instruments.

Geographic Disclosures:

The following table summarizes the Group’s net revenues by geographic region based on the location of the customers:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
The PRC	140,915	183,321	242,471	38,524
Venezuela	—	7,057	18,253	2,900
Japan	9,605	7,310	9,601	1,525
United States	9,403	7,208	9,034	1,435
Colombia	1,893	3,559	7,299	1,160
Turkey	4,805	6,711	5,970	949
Switzerland	—	3,516	4,623	735
United Kingdom	1,980	1,328	3,919	623
Brazil	—	—	2,471	393
Malaysia	—	376	2,441	388
Iran	3,052	4,557	2,412	383
Pakistan	1,409	1,502	2,112	336
Thailand	57	406	1,574	250
Egypt	3,631	4,043	1,313	209
Others	7,581	11,860	13,461	2,138

	184,331	242,754	326,954	51,948

Substantially all of the Group’s long-lived assets are located in the PRC.

Product Category Disclosures:

The following table summarizes the Group’s net revenues by product category:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Trauma	113,379	154,206	201,528	32,020
Spine	50,057	68,210	99,349	15,785
Original Equipment Manufacturer	20,895	20,338	26,077	4,143

	184,331	242,754	326,954	51,948

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
26.	EARNINGS PER SHARE

The Company’s contingently redeemable convertible preferred shares are participating securities because preferred shareholders are entitled to liquidation preference first and then share pro rata with the ordinary shareholders in any remaining liquidation proceeds. The conversion ratio between preferred shares and ordinary shares is 1:1.

Under the two-class method, net income is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings on the basis of the total weighted-average shares outstanding during the period.

Basic and diluted earnings (loss) per share for each of the years presented is calculated as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
	(in thousands, except for share and per share data)
Numerator:
Net income	74,967	99,707	120,486	19,145
Accretion of contingently redeemable convertible preferred shares:
—Series A	(10,739)	(7,572)	—	—
—Series B	(73,180)	(54,988)	—	—
—Series B-1	(2,736)	(2,844)	—	—
Earnings allocated to participating preferred shareholders	—	(7,582)	—	—
Net loss attributable to non-controlling interest	—	—	591	94

Net income (loss) attributable to ordinary shareholders:	(11,688)	26,721	121,077	19,239

Denominator:
Number of ordinary shares outstanding, opening	57,714,400	57,714,400	136,821,600	136,821,600
Weighted-average number of ordinary shares issued	—	30,693,657	2,264,502	2,264,502

Weighted-average number of ordinary shares outstanding—basic	57,714,400	88,408,057	139,086,102	139,086,102
Dilutive effect of share options	—	11,938,555	14,395,834	14,395,834

Weighted-average number of ordinary shares outstanding—diluted	57,714,400	100,346,612	153,481,936	153,481,936

Earnings (loss) per ordinary share:
—basic	(0.20)	0.30	0.87	0.14

—diluted	(0.20)	0.27	0.79	0.12

The effects of share options and Series A, Series B and Series B-1 Contingently Redeemable Convertible Preferred Shares have been excluded from the computation of diluted loss per ordinary share for the years ended December 31, 2009 and 2010 as they are anti-dilutive. Series A, Series B and Series B-1 Contingently Redeemable Convertible Preferred Shares have all been converted to ordinary shares in 2010. They have no effects in the computation of diluted earnings per ordinary share from 2010.

PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
27.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed Balance Sheets

	As of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
ASSETS
Current assets:
Cash and cash equivalents	44,200	18,703	2,972
Short term investments	—	44,106	7,008
Prepayments and other current assets	1,893	1,856	295
Amount due from subsidiaries	134,937	93,321	14,826

Total current assets	181,030	157,986	25,101

Non-current assets:
Investment in subsidiaries	822,234	963,304	153,054
Long-term investment	—	25,204	4,004
Other long-term assets	—	257	41

Total assets	1,003,264	1,146,751	182,200

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Uncertain tax positions	746	746	119
Accrued expenses and other liabilities	421	5,001	795
Amount due to subsidiaries	44,810	44,810	7,119

Total current liabilities	45,977	50,557	8,033

Shareholders’ equity:
Ordinary shares	999	1,022	162
Additional paid-in capital	892,298	912,972	145,057
Accumulated other comprehensive loss	(16,737)	(19,604)	(3,115)
Retained earnings	80,727	201,804	32,063

Total shareholders’ equity	957,287	1,096,194	174,167

Total liabilities and shareholders’ equity	1,003,264	1,146,751	182,200

Condensed Statements of Operations

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Revenue	—	—	—	—
Cost of revenue	(205)	(194)	(196)	(30)
Selling expenses	(414)	(461)	(672)	(107)
General and administrative expenses	(9,690)	(9,764)	(17,023)	(2,706)
Research and development expenses	(170)	(194)	(197)	(31)

Operating loss	(10,479)	(10,613)	(18,088)	(2,874)
Interest income	168	1,640	4,865	773
Other expense	—	—	(37)	(6)
Equity in profit of subsidiaries	89,557	108,680	134,337	21,346

Income before income taxes	79,246	99,707	121,077	19,239
Income tax expense	(4,279)	—	—	—

Net income	74,967	99,707	121,077	19,239

Condensed Statements of Cash Flows

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Net cash generated from (used in) operating activities	15	(2,756)	(9,243)	(1,469)
Net cash used in investing activities	(13,657)	(362,735)	(33,475)	(5,318)
Net cash generated from financing activities	13,185	394,936	18,229	2,896
Exchange rate effect on cash and cash equivalents	(31)	(3,201)	(1,008)	(160)

Net increase (decrease) in cash and cash equivalents	(488)	26,244	(25,497)	(4,051)
Cash and cash equivalents at beginning of the year	18,444	17,956	44,200	7,023

Cash and cash equivalents at end of the year	17,956	44,200	18,703	2,972

(a) Basis of Presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, such investment is presented on the balance sheets as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries” on the statements of operations.

The subsidiaries did not pay any dividends to the Company during the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the years presented.